FINANCIAL INSTRUMENTS - Measurement of fair value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS
Total financial assets	R$ 4,834,178	R$ 1,750,841
Total financial liabilities	18,988,870	17,339,894
Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets	4,834,178	1,750,841
Total financial liabilities	18,988,870	17,123,897
Short-term debts | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	1,544,211	1,822,183
Long-term debt | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	11,594,612	11,545,658
Debentures
FINANCIAL INSTRUMENTS
Total financial liabilities	2,911,044	1,538,873
Debentures | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	18,015	2,755
Non-current financial liabilities	2,893,029	1,536,118
Related parties
FINANCIAL INSTRUMENTS
Total financial liabilities		1,350
Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities		1,350
Obligation with FIDC
FINANCIAL INSTRUMENTS
Total financial liabilities	1,018,501	938,526
Obligation with FIDC | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	1,018,501	938,526
Unrealized losses on financial instruments - Derivative instruments
FINANCIAL INSTRUMENTS
Total financial liabilities		5,245
Unrealized losses on financial instruments - Derivative instruments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities		5,245
Lease liabilities
FINANCIAL INSTRUMENTS
Current financial liabilities	202,536
Non-current financial liabilities	601,733
Other current liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	666,858	988,967
Other current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	666,858	772,970
Other non-current liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	449,375	499,092
Other non-current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	449,375	499,092
Short-term investments
FINANCIAL INSTRUMENTS
Total financial assets	3,652,949	459,470
Short-term investments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	3,652,949	459,470
Related parties
FINANCIAL INSTRUMENTS
Total financial assets	95,445	27,939
Total financial liabilities		1,350
Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	95,445	27,939
Unrealized gains on financial instruments - Derivative instruments
FINANCIAL INSTRUMENTS
Total financial assets	2,846	33,417
Unrealized gains on financial instruments - Derivative instruments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	2,846	30,711
Non-current financial assets		2,706
Other current assets
FINANCIAL INSTRUMENTS
Total financial assets	618,769	780,423
Other current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	618,769	780,423
Other non-current assets
FINANCIAL INSTRUMENTS
Total financial assets	464,169	449,592
Other non-current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	464,169	449,592
Quoted Prices Active Markets for Identical Assets (Level 1) | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets		114,027
Quoted Prices Active Markets for Identical Assets (Level 1) | Short-term investments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets		114,027
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets	4,834,178	1,636,814
Total financial liabilities	18,988,870	17,123,897
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Short-term debts | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	1,544,211	1,822,183
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Long-term debt | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	11,594,612	11,545,658
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Debentures | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	18,015	2,755
Non-current financial liabilities	2,893,029	1,536,118
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities		1,350
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Obligation with FIDC | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	1,018,501	938,526
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Unrealized losses on financial instruments - Derivative instruments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities		5,245
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Lease liabilities
FINANCIAL INSTRUMENTS
Current financial liabilities	202,536
Non-current financial liabilities	601,733
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	666,858	772,970
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other non-current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	449,375	499,092
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Short-term investments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	3,652,949	345,443
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	95,445	27,939
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Unrealized gains on financial instruments - Derivative instruments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	2,846	30,711
Non-current financial assets		2,706
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	618,769	780,423
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other non-current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	R$ 464,169	R$ 449,592